Summary of Organization and Significant Accounting Policies - Estimated Useful Lives of Assets (Detail) - Summit Materials, LLC [Member]	12 Months Ended
Jan. 02, 2016
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Minimum [Member] | Plants, Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Mobile Equipment and Barges [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Truck and Auto Fleet [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Landfill Airspace and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Plants, Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Mobile Equipment and Barges [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Maximum [Member] | Truck and Auto Fleet [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Landfill Airspace and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years
Maximum [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years